PL PRECIOUS METALS FUND
PL Precious Metals Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PL PRECIOUS METALS FUND Class P
Management Fee		0.75%
Other Expenses	[1]	0.29%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.05%
Less Fee Waiver and Expense Reimbursement	[2][3]	(0.16%)
Total Annual Fund Operating Expenses	[4]	0.89%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has contractually agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.20% through 7/31/14. The agreement will terminate: (i) if the investment advisory agreement is terminated, or upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap.
[3]	The investment adviser has contractually agreed to waive 0.07% of its management fee through July 31, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the subadvisory agreement with Wells Capital Management Incorporated is terminated.
[4]	after Fee Waiver and Expense Reimbursement

Example
The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table throughout the periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.
Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example (USD $)	PL PRECIOUS METALS FUND Class P
1 year	91
3 years	318

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption (USD $)	PL PRECIOUS METALS FUND Class P
1 year	91
3 years	318

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. For the period between December 7, 2012 to March 31, 2013, the portfolio turnover rate was 3.43% of the average value of the Fund.
Principal Investment Strategies
Under normal circumstances, this Fund invests at least 80% of its assets in investments related to precious metals. The Fund emphasizes investments (typically equity securities) in U.S. and foreign companies that are engaged in or derive significant revenue (i.e., at least 50% of their revenue) from the exploration, mining, development, production or distribution of gold, silver, platinum, or other precious metals, with a primary focus on those investments related to gold. The Fund typically invests a significant amount of its assets in companies that are engaged in or derive significant revenue from such gold-related activities, but it may from time to time emphasize companies engaged in or that derive significant revenue from activities related to other precious metals. The Fund may also invest in small-, mid- and large-capitalization companies. The Fund may invest a relatively high percentage of its assets in securities of issuers in a single country, a small number of countries, or a particular geographic region.

The Fund may invest any amount of its assets in equity securities of foreign issuers, including American Depositary Receipts (“ADRs”) and similar instruments, and may invest up to 40% of its assets in emerging market countries. The Fund’s foreign securities are typically denominated in non-U.S. currencies. The Fund may invest up to 25% of its assets in debt securities of U.S. and foreign companies that are engaged in or derive significant revenue (i.e., at least 50% of their revenue) from activities related to precious metals. The Fund may also focus its investments in a smaller number of holdings from time to time.

When selecting securities for investment, the sub-adviser takes a disciplined approach to risk management through top-down analysis and bottom-up stock selection. In the top-down analysis, the sub-adviser considers factors such as geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold and other precious metals, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, the sub-adviser looks for companies that are positioned to improve their relative value over time. The sub-adviser may sell a holding when it changes its country or industry and sector views, the valuation target or investment objective is reached for that position, there is deterioration in the underlying fundamentals of the business or a change of significance in the price of the issuer, or the sub-adviser identifies a more attractive investment opportunity.

The performance of the Fund is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods.

However, the actual performance of the Fund may be correlated with those traditional investments over short- or long-term periods. The performance of the Fund is also generally expected to have a higher correlation to the price of gold over long-term periods, although the actual performance of the Fund may not be correlated with the price of gold over short- or long-term periods, including if the Fund has sizable non-gold-related holdings. The Fund is generally intended to complement a balanced portfolio of traditional equity and fixed income investments as a means of seeking diversification and is not intended to be a complete investment program.

The Fund is non-diversified.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. Accordingly, you could lose money. The Fund may be affected by the following principal risks:
  Active Management Risk: There is no guarantee that a Manager’s principal investment strategies and techniques, as well as particular investment decisions, will achieve a Fund’s investment goal, which could have an adverse impact on such Fund’s performance generally, relative to other funds with similar investment goals or relative to its benchmark.
  Correlation Risk: While the performance of a Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and fixed income investments over long-term periods, the actual performance of such Fund may be correlated with those traditional investments over short- or long-term periods. Should there be periods when such Fund’s performance is correlated with those traditional investments, any intended diversification effect of including such alternative or non-traditional Fund as part of an asset allocation strategy may not be achieved, thereby resulting in increased volatility of an asset allocation strategy that includes the Fund.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.
  Debt Securities Risk: The values of debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. The price of equity securities tends to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, which may be due to the particular issuer, its industry or broader economic or market events.
  Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Geographic Concentration Risk: Concentrating investments in a single country, a limited number of countries, or a particular geographic region makes a Fund more susceptible to adverse economic, political, social, regulatory and other developments in that country, countries or region.
  Government Regulation Risk: Certain market sectors or industries are subject to extensive government regulation, which may change unexpectedly and frequently and may impact a Fund significantly.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may give a Fund a higher risk of price volatility than investments in “undervalued” companies.
  Industry Concentration Risk: Concentrating investments in a single industry or group of related industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of related industries. Because the Fund has a policy to concentrate its investments in investments related to precious metals, the Fund may perform poorly during a downturn in those industries.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. Floating or adjustable rate securities (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to the risks of equity securities. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which a Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain investments may be difficult to purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. If a Fund holds illiquid securities, it may be unable to take advantage of market opportunities or it may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if it is required to raise cash to conduct its operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and may affect performance of a Fund. Events in one market may adversely impact other markets. Future events may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may impair portfolio management and have unexpected consequences on particular markets, strategies, or investments.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier and more susceptible to price swings than larger companies. Mid-capitalization companies may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger, more established companies.
  Non-Diversification Risk: A Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a diversified Fund. This increases the Fund’s potential price volatility and the risk that its value could go down because the poor performance of a single investment or a small number of investments will have a greater impact on the Fund than a diversified Fund with more investments. Being classified as non-diversified does not prevent the Manager from managing as though it were a diversified Fund.
  Precious Metals Risk: Companies engaged in precious metals-related activities may be adversely affected by drops in the prices of the precious metals themselves, and the prices of precious metals can be volatile. Focusing investments in precious metals-related companies and investments makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting precious metals-related companies and investments, and the impact may be disproportionate to the broader market. Fluctuations in the price of precious metals may affect the profitability of companies in these industries, however, changes in the value of companies engaged in a precious metals-related business may not directly correlate with changes in the value of the related precious metal.
  Price Volatility Risk: The market value of a Fund’s investments will go up or down, sometimes rapidly or unpredictably, or may fail to rise, as a result of market conditions or for reasons specific to a particular issuer. The volatility of non-investment grade debt securities (including loans) may be greater than for investment grade securities. The volatility of investments in emerging market countries may be greater than for investments in U.S. and certain developed markets.
  Redemption Risk: Because the Fund may serve as an underlying fund of a “fund of funds” of the Trust and thus a significant percentage of its outstanding shares may be held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, less liquid and more susceptible to price swings than larger companies. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, a more limited ability to raise capital, may have inexperienced management and limited product lines, and more speculative prospects for future growth or sustained earnings or market share than larger more established companies.
  Small Number of Holdings Risk: A Fund with a small number of holdings may have greater exposure to those holdings which could increase potential price volatility compared to Funds with a greater number of holdings.
  Value Companies Risk: Value companies are those that are thought to be undervalued and that a company’s stock is trading for less than its intrinsic value. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance
The Fund does not have a full year of performance. Thus, a performance bar chart and table are not included for this Fund.